VIE Structure and Arrangements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Y D	Dec. 31, 2012 Y D
Vie Structure And Arrangements 1		100.00%
Vie Structure And Arrangements 2		20
Vie Structure And Arrangements 3		30
Vie Structure And Arrangements 4		100.00%
Vie Structure And Arrangements 5		51.00%
Vie Structure And Arrangements 6		49.00%
Vie Structure And Arrangements 7		20
Vie Structure And Arrangements 8		3
Vie Structure And Arrangements 9		2
Vie Structure And Arrangements 10		51.00%
Vie Structure And Arrangements 12		100.00%
Vie Structure And Arrangements 13		50.00%
Vie Structure And Arrangements 14		30.00%
Vie Structure And Arrangements 15		50.00%
Vie Structure And Arrangements 16		50.00%
Vie Structure And Arrangements 17		$ 2
Vie Structure And Arrangements 18		10,000,000
Vie Structure And Arrangements 19		20.00%
Vie Structure And Arrangements 20		30.00%
Vie Structure And Arrangements 21		100.00%
Vie Structure And Arrangements 22		100.00%
Vie Structure And Arrangements 23		100.00%
Vie Structure And Arrangements 1	100.00%
Vie Structure And Arrangements 2	20
Vie Structure And Arrangements 3	30
Vie Structure And Arrangements 4	51.00%
Vie Structure And Arrangements 5	49.00%
Vie Structure And Arrangements 6	20
Vie Structure And Arrangements 7	3
Vie Structure And Arrangements 8	2
Vie Structure And Arrangements 9	51.00%
Vie Structure And Arrangements 10	20
Vie Structure And Arrangements 11	100.00%
Vie Structure And Arrangements 12	50.00%
Vie Structure And Arrangements 13	30.00%
Vie Structure And Arrangements 14	50.00%
Vie Structure And Arrangements 15	50.00%
Vie Structure And Arrangements 16	$ 2
Vie Structure And Arrangements 17	10,000,000
Vie Structure And Arrangements 18	20.00%
Vie Structure And Arrangements 19	30.00%
Vie Structure And Arrangements 20	100.00%
Vie Structure And Arrangements 21	100.00%
Vie Structure And Arrangements 22	41
Vie Structure And Arrangements 23	48
Vie Structure And Arrangements 24	109
Vie Structure And Arrangements 25	123
Vie Structure And Arrangements 26	41
Vie Structure And Arrangements 27	100.00%